UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue
         18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $5,462,931 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    57478  1834000 SH       SOLE                  1834000        0        0
ABBVIE INC                     COM              00287Y109    14211   416000 SH       SOLE                   416000        0        0
AGRIUM INC                     COM              008916108    99871  1000000 SH       SOLE                  1000000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784   653050 18500000 SH       SOLE                 18500000        0        0
ARIAD PHARMACEUTICALS INC      COM              04033A100    47950  2500000 SH       SOLE                  2500000        0        0
BIOFUEL ENERGY CORP            COM NEW          09064Y307     3839  1043123 SH       SOLE                  1043123        0        0
CAPITAL ONE FINL CORP          COM              14040H105    52137   900000 SH       SOLE                   900000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    75120  4000000 SH       SOLE                  4000000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109    79325  2500000 SH       SOLE                  2500000        0        0
COMPUWARE CORP                 COM              205638109    38045  3500000 SH       SOLE                  3500000        0        0
CONSTELLATION BRANDS INC       CL A             21036P108    67241  1900000 SH       SOLE                  1900000        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106   382500 10000000 SH       SOLE                 10000000        0        0
DOLLAR GEN CORP NEW            COM              256677105    94794  2150000 SH       SOLE                  2150000        0        0
ELECTRONIC ARTS INC            COM              285512109    34848  2400000 SH       SOLE                  2400000        0        0
ENERGEN CORP                   COM              29265N108    19163   425000 SH       SOLE                   425000        0        0
ENPHASE ENERGY INC             COM              29355A107    27189  7448987 SH       SOLE                  7448987        0        0
EQUINIX INC                    COM NEW          29444U502   108255   525000 SH       SOLE                   525000        0        0
FOSTER WHEELER AG              COM              H27178104    51072  2100000 SH       SOLE                  2100000        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   102114  3100000 SH       SOLE                  3100000        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101      390   200000 SH  CALL SOLE                   200000        0        0
HILLSHIRE BRANDS CO            COM              432589109    75978  2700000 SH       SOLE                  2700000        0        0
ILLUMINA INC                   COM              452327109    83385  1500000 SH       SOLE                  1500000        0        0
INTL PAPER CO                  COM              460146103    59760  1500000 SH       SOLE                  1500000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101   103884  1650000 SH       SOLE                  1650000        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    73438  1250000 SH       SOLE                  1250000        0        0
LOUISIANA PAC CORP             COM              546347105    57960  3000000 SH       SOLE                  3000000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100   137016  2400000 SH       SOLE                  2400000        0        0
METLIFE INC                    COM              59156R108     3308  3500000 SH  CALL SOLE                  3500000        0        0
MORGAN STANLEY                 COM NEW          617446448   148180  7750000 SH       SOLE                  7750000        0        0
MURPHY OIL CORP                COM              626717102   370103  6215000 SH       SOLE                  6215000        0        0
NEWS CORP                      CL A             65248E104   178570  7000000 SH       SOLE                  7000000        0        0
NEXEN INC                      COM              65334H102   134700  5000000 SH       SOLE                  5000000        0        0
PVH CORP                       COM              693656100    66606   600000 SH       SOLE                   600000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    89320  2750000 SH       SOLE                  2750000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    21063   130000 SH       SOLE                   130000        0        0
SYMANTEC CORP                  COM              871503108   126094  6700000 SH       SOLE                  6700000        0        0
TESORO CORP                    COM              881609101   160782  3650000 SH       SOLE                  3650000        0        0
TRANSDIGM GROUP INC            COM              893641100    20454   150000 SH       SOLE                   150000        0        0
WESCO INTL INC                 COM              95082P105    91030  1350000 SH       SOLE                  1350000        0        0
YAHOO INC                      COM              984332106  1452708 73000400 SH       SOLE                 73000400        0        0